SCHEDULE OF PRINCIPAL MATURITIES OF NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Titan Trucking LLC [Member]
Debt Instrument [Line Items]
2023		$ 1,118,605
2024		806,510
2025		857,789
2026		723,597
Thereafter		28,514
Total principal payments		3,977,434
Less: debt issuance costs		(93,745)
Total convertible notes payable		3,883,689
2027		442,419
Total notes payable		$ 3,883,689
Notes Payable [Member]
Debt Instrument [Line Items]
Remainder of 2023	$ 3,038,298
2023	910,150
2024	956,601
2025	773,061
2026	472,417
Thereafter	683,579
Total principal payments	6,834,106
Less: debt issuance costs	(81,230)
Total convertible notes payable	6,752,876
Total notes payable	6,752,876
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Remainder of 2023	13,002
2023	3,746,000
2024
2025
2026
Total principal payments	3,759,002
Less: debt issuance costs	(496,250)
Total convertible notes payable	3,262,752
Total notes payable	$ 3,262,752